FAIR VALUE MEASUREMENTS (Tables) - ION Acquisition Corp 2 LTD	9 Months Ended
Sep. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and February 16, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2021	February 16, 2021
Assets:
Marketable securities held in Trust Account (1)(2)	1	$253,042,565	$253,000,000
Liabilities:
Private Placement Warrants(1)	3	$26,192,600	$24,812,195
Public Warrants(1)	1	$3,447,125	$5,252,879
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(1)Measured at fair value on a recurring basis. As of February 16, 2021 the public warrants were classified as Level 3.
(2)The fair value of the marketable securities held in the Trust Account approximates the carrying amount primarily due to their short-term nature.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at February 16, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	February 16, 2021
Assets:
Marketable securities held in Trust Account (1)(2)	1	$253,000,000
Liabilities:
Private Placement Warrants(1)	3	$24,812,195
Public Warrants(1)	3	$5,252,879
__________________
(1)Measured at fair value on a recurring basis.
(2)The fair value of the marketable securities held in the Trust Account approximates the carrying amount primarily due to their short-term nature.

Schedule of Key Inputs for Valuation of Private Placement Warrants
The key inputs into the Monte Carlo simulation model for the Public Warrants were as follows at initial measurement:

Input	February 16, 2021 (Initial measurement)
Risk-free interest rate	0.73%
Expected term (years)	5.87
Expected volatility	23.2%
Exercise price	$11.50
Fair value of Unit	$10
Fair value of Class A ordinary share	$9.79
The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows:

Input	September 30, 2021	February 16, 2021 (Initial measurement)
Risk-free interest rate	1.01%	0.73%
Expected term (years)	5.2	5.87
Expected volatility	46.3%	42.6%
Exercise price	$11.50	$11.50
Fair value of Unit	$10.05	$10
Fair value of Class A ordinary share	$9.91	$9.79
The key inputs into the Monte Carlo simulation model for the Public Warrants were as follows at initial measurement:

Input	February 16, 2021
Risk-free interest rate	0.73%
Expected term (years)	5.87
Expected volatility	23.2%
Exercise price	$11.50
Fair value of Unit	$10
Fair value of Class A ordinary share	$9.79
The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows at initial measurement:

Input	February 16, 2021
Risk-free interest rate	0.73%
Expected term (years)	5.87
Expected volatility	42.6%
Exercise price	$11.50
Fair value of Unit	$10
Fair value of Class A ordinary share	$9.79

Schedule of Fair Value of Warrants Liability
The following table presents the changes in the fair value of the Level 3 warrant liabilities:

	Private Placement	Public	Warrants Liability
Fair value as of February 16, 2021 (initial measurement)	$24,812,195	$5,252,879	$30,065,074
Change in fair value	1,380,405	344,746	1,725,151
Transfer to Level 1		$(5,597,625)	$(5,597,625)
Fair value as of September 30, 2021	$26,192,600		$26,192,600